Expense Example, No Redemption {- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2010 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 647
3 Years	799
5 Years	959
10 Years	1,423
Class M
Expense Example, No Redemption:
1 Year	449
3 Years	655
5 Years	874
10 Years	1,503
Class C
Expense Example, No Redemption:
1 Year	153
3 Years	472
5 Years	810
10 Years	1,762
Class I
Expense Example, No Redemption:
1 Year	51
3 Years	158
5 Years	270
10 Years	597
Class Z
Expense Example, No Redemption:
1 Year	45
3 Years	140
5 Years	241
10 Years	$ 533